Financial Instruments and Risk Management (Details) - Schedule of Valuation Method of the Company’s Financial Instruments - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Valuation Method of the Company’s Financial Instruments [Abstract]
Cash	$ 3,664,578	$ 111,486
Reclamation deposits	11,000	11,000
Marketable securities	737,371
Financial liabilities	$ 2,819,281	$ 299,721